Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Outstanding Potentially Dilutive Shares were Excluded from Calculation of Diluted Net Loss Per Share
The following outstanding potentially dilutive shares have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect (in thousands):

	Years Ended December 31,
	2024	2023	2022
Stock options to purchase common stock	1,385	1,935	2,602
Restricted stock units	3,437	2,593	1,593
Performance stock units	264	197	47
Shares committed under ESPP	674	318	90
Warrant to purchase common stock	63	63	63

Total	5,823	5,106	4,395